INCOME TAX EXPENSE Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended		24 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2019
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Income tax expense (recovery)	$ 41	$ 116	$ 208	$ 317
Average effective tax rate			43.00%
Applicable tax rate			(36.00%)
Argentina
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Applicable tax rate					25.00%	35.00%	30.00%
Net currency translation losses on deferred tax balances				$ 19
Dividend distribution tax					13.00%		7.00%
Deferred tax recovery due to inflation			$ 70